Leases (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of lease expense
	Six months ended June 30,
	2020	2019

Operating lease	$2,245	$1,828
Short-term lease	25	102
Total lease expense	$2,270	$1,930

Schedule of weighted average remaining lease term and discount rate
June 30, 2020

Weighted average remaining lease term	8.8 years

Weighted average discount rate	2.9%

Schedule of operating lease liabilities
The remainder of 2020	$2,388
2021	4,191
2022	3,300
2023	2,548
2024	2,511
2025 and thereafter	11,215
Total operating lease payments	$26,153
Less: imputed interest	3,016
Present value of lease liabilities	$23,137